Financial Instruments - Carrying amount of monetary assets and liabilities (Details) - Currency Risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD
Financial Instruments
Effect of EUR appreciation on profit before tax	€ 19,331	€ 1,736
Effect of EUR depreciation on profit before tax	(23,523)	(2,122)
GBP
Financial Instruments
Effect of EUR appreciation on profit before tax	208	8
Effect of EUR depreciation on profit before tax	(210)	(9)
JPY
Financial Instruments
Effect of EUR appreciation on profit before tax	530	82
Effect of EUR depreciation on profit before tax	€ (647)	€ (100)